Guarantee liabilities and risk assurance liabilities - Summary of Movement of Guarantee Liabilities (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Guarantees [Abstract]
Balance at beginning of the year	¥ 263,465,921	$ 40,377,919	¥ 302,604,578
Fair value of guarantee liabilities upon the inception of new loans	9,865,341	1,511,930	444,177,836
Performed guarantee	(283,899,625)	(43,509,521)	(1,423,270,618)
Change in fair value of guarantee liabilities	22,265,996	3,412,413	939,954,125
Balance at end of the year	¥ 11,697,633	$ 1,792,741	¥ 263,465,921